Note 11 - Other Expenses - Components of Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Impairment - 2017 royalty rebate		$ 181	[1]

[1]	Restated, refer note 4(a).